BUSINESS ACQUISITIONS - Acquisition in Mulberry Alexandra (Details) - USD ($) $ in Thousands		2 Months Ended
	Nov. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Purchase price allocation of acquisitions
Goodwill		$ 52,687	$ 25,096
Mulberry Alexandra
BUSINESS ACQUISITIONS
Percentage of equity interest	100.00%
Consideration transferred	$ 1,047
Purchase price allocation of acquisitions
Cash and cash equivalents	283
Other current assets	67
Property, plant and equipment, net	91
Operating lease right-of-use assets	557
Other current liabilities	(431)
Deferred tax liabilities	(47)
Operating lease liabilities	(557)
Goodwill	894
Total	1,047
Net revenue		236
Pre-tax net income		$ 70
Mulberry Alexandra | Student base
Purchase price allocation of acquisitions
Intangible assets: Student base	$ 190
Amortization period - intangible assets	5 years 2 months 1 day
Mulberry Alexandra | Minimum
Purchase price allocation of acquisitions
Depreciation or amortization period	5 years
Mulberry Alexandra | Maximum
Purchase price allocation of acquisitions
Depreciation or amortization period	10 years